SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Region	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Concentration Risk [Line Items]
Total assets	$ 9,301,784	$ 8,883,690	$ 9,020,967
Operating revenues	1,349,977	2,012,356	1,727,923
Corporate and Other [Member]
Concentration Risk [Line Items]
Total assets	1,426,331	856,991	945,360
Operating revenues	$ 17,645	30,773	25,913
Corporate and Other [Member] | Grand Dragon Casino [Member]
Concentration Risk [Line Items]
Total assets		4,966	2,990
Operating revenues		$ 24,189	$ 18,345
Geographic [Member]
Concentration Risk [Line Items]
Number of geographic areas | Region	3